Related party transactions - Additional Information (Detail) - EUR (€) € in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions			€ 5,000	€ 5,000
Written put options [member] | Lanificio [Member]
Disclosure of transactions between related parties [line items]
Percentage of additional ownership interest to be purchased	10.00%		10.00%
Consideration paid	€ 9,600		€ 9,600
Group's percentage interest		100.00%		100.00%
Associates [member] | Tom Ford [Member]
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral to entity, related party transactions		€ 7,500		€ 7,500
Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | PKB Bank AG
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		€ 5,000